PREFERRED LIMITED PARTNERS' EQUITY - Narrative (Details) $ / shares in Units, $ in Millions, $ in Millions	3 Months Ended				6 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CAD ($) $ / shares shares	Mar. 31, 2022 CAD ($) $ / shares	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)
Series 5 (C$72)
Disclosure of preferred limited partners [Line Items]
Payments to acquire or redeem entity's shares		$ 250	$ 72
Value of shares redeemed (in dollars per share) | $ / shares		$ 25	$ 25.25
Dividends paid					$ 0	$ 2
Series 18 (C$150)
Disclosure of preferred limited partners [Line Items]
Number of shares issued (in shares) | shares		6,000,000
Value of shares issued (in dollars per share) | $ / shares		$ 25
Proceeds from issuing shares		$ 150
Quarterly fixed distribution yield percentage	5.50%	5.50%
Dividends paid					2	0
Preferred limited partners' equity
Disclosure of preferred limited partners [Line Items]
Dividends paid	$ 12			$ 15	$ 23	$ 29